Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Estimated Useful Lives of Property and Equipment

The following table shows the estimated useful lives of the Company’s property and equipment:

Classification	Estimated Useful Lives
Leasehold improvements	Lesser of useful life or lease term
Furniture and fixtures	5 years
Information technology related	3-5 years